Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Note 13: Earnings Per Share
Basic earnings per share (“EPS”) is computed by dividing the net income for the period by the weighted average number of common shares outstanding during the period. Diluted EPS is computed by dividing the net income for the period by the weighted average number of common and dilutive potential common shares outstanding during the period. We consider restricted stock that provides the holder with a non-forfeitable right to receive dividends to be a participating security. Net income available to participating securities was not material for the periods presented.
Net income used for calculating basic and diluted EPS is the same for all periods presented. The following table sets forth the computation of shares used for the basic and diluted EPS calculations:

	Year Ended December 31,
In thousands	2014	2013	2012
Weighted average shares used for basic EPS	20,192	27,216	30,305
Dilutive effect of stock options and other share-based awards	277	447	598
Dilutive effect of convertible debt	230	718	1,271
Weighted average shares used for diluted EPS	20,699	28,381	32,174
Stock options and share-based awards not included in diluted EPS calculation because their effect would be antidilutive	12	14	139